Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Carrying amounts of the Group's right of uses assets and lease liabilities

Set out below, are the carrying amounts of the Company’s right-of-use assets related to buildings used as offices and hubs and lease liabilities and the movements during the year:

	Right-of-use assets			Lease Liabilities
	2021	2020	2019	2021	2020	2019
As of January 1st	127,921	88,534	74,822	149,353	103,188	88,739
New contracts	13,578	43,733	36,021	13,578	43,733	36,021
Re-measurement by index (i)	11,744	8,258	3,741	11,744	8,258	3,741
Lease modification (ii)	(1,594)	(15,934)	-	(1,763)	(16,869)	-
Depreciation expense	(15,545)	(12,760)	(9,960)	-	-	-
Reclassification from (to) assets held for sale	-	16,090	(16,090)	-	19,210	(19,210)
Accrued interest	-	-	-	16,008	15,086	12,393
Payment of principal	-	-	-	(11,170)	(6,121)	(6,103)
Rent concession (iii)	-	-	-	(210)	(2,046)	-
Payment of interest	-	-	-	(16,008)	(15,086)	(12,393)
As of December 31	136,104	127,921	88,534	161,532	149,353	103,188

Current	-	-	-	27,204	23,365	17,265
Non-current	136,104	127,921	88,534	134,328	125,988	85,923
(i)	Lease liabilities and right-of-use assets were incremented with respect to variable lease payments that depend on an index or a rate, as a result of annual rental prices contractually adjusted by market inflation rate General Market Price Index (Índice Geral de Preços do Mercado), or IGP-M.
(ii)	During the year ended in December 31, 2021, the Company partially reduced the scope of eight lease contract with a corresponding liability in the amount of R$ 1,763. As a result, a gain of R$ 169 was recognized as Other income (expenses), net, in the statement of profit and loss.
(iii)	The Company has received Covid-19 related rent concessions and has applied the practical expedient introduced by the amendments made to IFRS 16 in May 2020, applied to all qualifying rent concessions. As a result, for the year ended December 31, 2021 gains of R$ 210 (2020 – R$ 2,046) arising from rent concessions were recognized in other income (expenses), net, in the statement of profit and loss.